                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

[ ]    REGISTRATION STATEMENT UNDER THE SECURITIES COMPANY ACT OF 1933
[ ]           Pre-Effective Amendment No. ______________
[ ]           Post-Effective Amendment No. ______________

                                     and/or

[X]    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[ ]    Amendment No. ________________


                           SIRROM FUNDING CORPORATION
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                500 CHURCH STREET
                                    SUITE 200
                           NASHVILLE, TENNESSEE 37219
                     ---------------------------------------
                     (Address of Principal Executive Office)

                                CARL W. STRATTON
                           SIRROM FUNDING CORPORATION
                                500 CHURCH STREET
                                    SUITE 200
                           NASHVILLE, TENNESSEE 37219
                     ---------------------------------------
                     (Name and Address of Agent for Service)


                     ---------------------------------------
                       (Date of Proposed Public Offering)

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)
       [ ] when declared effective pursuant to Section 8(c)


The following boxes should only be included and completed if the registrant is a registered closed-end management investment company or business development company which makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act and is making this filing in accordance with Rule 486 under the Securities Act.
       [ ]  immediately upon filing pursuant to paragraph (b)
       [ ]  on (date) pursuant to paragraph (b)
       [ ]  60 days after filing pursuant to paragraph (a)
       [ ]  on (date) pursuant to paragraph (a)

If appropriate, check the following boxes:
       [ ] this [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

                                     PART A


GENERAL DESCRIPTION OF THE REGISTRANT

       Sirrom Funding Corporation, a Delaware corporation ("SFC"), was incorporated under the laws of Delaware on December 17, 1996, and is a non-diversified, closed-end management company. SFC is a wholly-owned, bankruptcy remote subsidiary of Sirrom Capital Corporation ("Sirrom"), a closed-end, non-diversified investment company that has elected to be treated as a business development company. SFC purchases loans originated by Sirrom on a true-sale basis and holds them as collateral for a $100.0 million credit facility with ING Baring (U.S.) Capital Markets, Inc. ("ING"). In connection with the creation of SFC, Sirrom received an exemptive order (Release No. IC-22430) from the Securities and Exchange Commission (the "Commission") permitting the creation and operation of SFC. As a condition to the order, Sirrom agreed that SFC would adopt the same investment objectives and policies as Sirrom, would have the same directors as Sirrom, except for two additional outside directors, and would file consolidated financial statements with Sirrom. The investment objectives and policies of SFC are hereby incorporated by reference to those set forth in Sirrom's Registration Statement on Form N-2, as amended (File No. 333-19493), filed with the Commission on January 9, 1997 (the "Sirrom Registration Statement"). The Risk Factors set forth in the Sirrom Registration Statement are also incorporated herein by this reference.

MANAGEMENT

       The Board of Directors of SFC is the same as Sirrom, except that Richardson Roberts and John L. Lesser are additional directors of SFC. Information regarding the directors of SFC is incorporated by reference to the information regarding the directors of Sirrom contained under caption "Management" in the Sirrom Registration Statement. The officers of SFC are as follows:

         George M. Miller, II             President/Chief Executive Officer
         Carl W. Stratton                 Chief Financial Officer
         David M. Resha                   Chief Operating Officer
         Kimberly Stringfield             Controller and Treasurer
         Maria-Lisa Caldwell              Secretary

Information regarding the above-listed officers and compensation of officers and directors is incorporated by reference to the information about such officers contained under the caption "Management" in the Sirrom Registration Statement. The information regarding SFC's custodian is incorporated by reference to the information regarding Sirrom's custodian set forth under the caption "Custodian, Transfer and Dividend Paying Agent" in the Sirrom Registration Statement.
Sirrom controls SFC and owns 100% of its outstanding securities.


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

CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

       The capital stock of SFC consists of 1,000 authorized shares of common stock, $1.00 par value per share, all of which are issued and outstanding and owned by Sirrom. The holders of common stock are entitled to one vote per share on all matters to be voted on by shareholders and are not entitled to cumulative voting in the election of directors, which means that the holders of a majority of the shares voting for the election of director can elect all of the directors then standing for election by the holders of common stock. The holders of common stock are entitled to share ratably in such dividends, if any, as may be declared from time to time by the Board of Directors in its discretion out of funds legally available therefor. The holders of common stock are entitled to share ratably in any assets remaining after satisfaction of all prior claims upon liquidation of the Company. The Company's Charter gives holders of common stock no preemptive or other subscription or conversion rights, and there are no redemption provisions with respect to such shares. All outstanding shares of common stock are fully paid and nonassessable.

       The information regarding the establishment of a $100.0 million credit facility with ING Baring (U.S.) Capital Markets, Inc., set forth on page 21 of the Sirrom Registration Statement under the caption "Financial Condition Liquidity and Capital Resources," is hereby incorporated by reference.

                                     PART B

TAX STATUS

       The information regarding the tax status of SFC and its parent, Sirrom, under the caption "Tax Status," in the Sirrom Registration Statement is hereby incorporated by reference.

FINANCIAL STATEMENTS

       SFC began operations in January 1997. The following unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented.


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




                       BALANCE SHEET AT JANUARY 31, 1997


Assets

Investments, at fair value
Loans                                                            $31,549,415
Warrants                                                           1,372,000
                                                       ---------------------
Total Investments                                                 32,921,415

Interest receivable                                                  189,759
Other assets                                                          90,279
                                                       ---------------------
Total Assets                                                     $33,201,453
                                                       =====================

Liabilities and Shareholders' Equity

Liabilities:
Revolving credit facility                                          7,999,345
Interest payable                                                      39,755
Other liabilities                                                     69,551
                                                       ---------------------
Total Liabilities                                                  8,108,651

Shareholders' Equity:

Common stock                                                      24,922,070
Undistributed net realized earnings                                  170,732
                                                       ---------------------
Total Shareholders' Equity                                        25,092,802
                                                       ---------------------
Total Liabilities and Shareholders' Equity                       $33,201,453
                                                       =====================



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




                             STATEMENT OF OPERATIONS
                  FOR THE ONE MONTH ENDING JANUARY 31, 1997


                                                  January               YTD
                                             ----------------     --------------
Operating Income:
Interest on investments                              $280,038          $280,038
                                             ----------------     --------------
Total Operating Income                                280,038           280,038

Operating Expenses:
Interest expense                                       56,897            56,897
Salaries and benefits and
  other operating expenses                             52,409            52,409
                                             ----------------     --------------
Total Operating Expenses                              109,306           109,306
                                             ----------------     --------------
Net operating income                                  170,732           170,732

Change in unrealized
        depreciation of investments                         0                 0
                                             ----------------     --------------
Net increase in shareholders' equity
       resulting from operations                     $170,732           $170,732
                                             ================     ==============



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




                             STATEMENT OF CASH FLOWS
                   FOR THE ONE MONTH ENDING JANUARY 31, 1997


                                                                            ONE MONTH
                                                                              ENDED
                                                                       JANUARY 31, 1997
                                                                  ---------------------------
OPERATING ACTIVITIES:
       Net increase in shareholders' equity resulting
         from operations                                                    $     170,732
       Adjustments to reconcile net increase to net cash provided by operating activities:
         Net unrealized (appreciation) of investments                                   0
         Increase in interest receivable                                         (189,759)
         Increase in other assets                                                 (90,279)
         Increase in other liabilities                                             69,551
         Increase in interest payable                                              39,755
                                                                        -----------------
              Net cash provided by operating activities                      $          0
                                                                        -----------------

INVESTING ACTIVITIES:
       Proceeds from sale of investments                                     $          0
       Investments originated or acquired                                      (7,999,345)
                                                                        -----------------
         Net cash used in investing activities                               $ (7,999,345)
                                                                        -----------------

FINANCING ACTIVITIES:
       Proceeds from revolving credit facility                               $  7,999,345
       Repayment of credit facility borrowings                                          0
                                                                        -----------------
         Net cash provided by financing activities                           $  7,999,345
                                                                        -----------------

       Increase in cash and cash equivalents                                 $          0
       Cash and cash equivalents, beginning of period                                   0
                                                                        -----------------
       Cash and cash equivalents, end of period                              $          0
                                                                        =================
       Supplemental Disclosures of Cash Flow Information:
         Investments acquired for the issuance of common stock               $ 24,922,070
                                                                         ================


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



                                     PART C


ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

       1.     Financial Statements.

              Balance Sheet at January 31, 1997

              Statement of Operations for the one month ending
              January 31, 1997

              Statement of Cash Flow for the one month ending
              January 31, 1997

       2.     Exhibits.

              a.  Certificate of Incorporation

              b.  Bylaws

              f.1  - Master Trust Indenture and Security Agreement Supplement
                     dated as of December 31, 1996, by and between SFC as Issuer, the Company as Servicer, First Trust National Association as Trustee and ING Baring (U.S.) Capital Markets, Inc. (incorporated by reference to exhibit f.12 contained in the Sirrom's Registration Statement)

              f.2  - Revolving Note, Series 1996-1 dated December 31, 1996, with a principal amount of $100,000,000 made by SFC in favor of First Trust National Association (incorporated by reference to exhibit f.13 contained in the Sirrom's Registration Statement)

              f.3  - Loan Sale and Contribution Agreement dated as of December
                     31, 1996, by and between the Company as Originator and Servicer and SFC as Buyer (incorporated by reference to exhibit f.14 contained in the Sirrom's Registration Statement)

              f.4  - Custodial Agreement dated as of December 31, 1996, by and among SFC, the Company, First Trust National Association and ING Baring (U.S.) Capital Markets, Inc. (incorporated by reference to exhibit f.15 contained in the Sirrom's Registration Statement)

              f.5  - Backup Servicing Agreement dated as of December 31, 1996, by and among First Trust National Association, the Company and ING Baring (U.S.) Capital Markets, Inc. (incorporated by reference to exhibit f.16 contained in the Sirrom's Registration Statement)

              f.6  - Fee Agreement dated as of December 31, 1996, by and among the Company, SFC, and ING Baring (U.S.) Capital Markets, Inc. (incorporated by reference to exhibit f.17 contained in the Sirrom's Registration Statement)

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



              f.7  - ISDA Master Agreement dated as of November 26, 1996, by and between the Company and NationsBank, N.A. (incorporated by reference to exhibit f.18 contained in the Sirrom's Registration Statement)

              f.8  - Master Trust Indenture and Security Agreement dated as of
                     December 31, 1996, by and among SFC as Issuer, the Company as Servicer and First Trust National Association as Trustee (incorporated by reference to exhibit f.19 contained in the Sirrom's Registration Statement)

              j.1  - Custodial Services Agreement with First American Trust
                     Company dated March 13, 1992 (incorporated by reference to the corresponding exhibit contained in the Sirrom's Registration Statement)

              j.2  - Custodial Services Agreement Supplement with First
                     American Trust Company dated January 16, 1995 (incorporated by reference to the corresponding exhibit contained in the Sirrom's Registration Statement)

              r.     Financial Data Schedule (for SEC use)

ITEM 25. MARKETING ARRANGEMENTS

       Not applicable.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

       Not applicable.

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

         SFC is controlled by Sirrom. Sirrom has six other wholly-owned subsidiaries: Tandem Capital, Inc., a Tennessee corporation ("Tandem"); Sirrom Investments, Inc., a Tennessee corporation ("SII"); SWS1, Inc., a Tennessee corporation; SWS2, Inc., a Tennessee corporation; SWS3, Inc., a Tennessee corporation; and Harris Williams & Co., a Virginia corporation ("Harris Williams"). Sirrom, SFC and SII will file consolidated financial statements and Harris Williams, Tandem, SWS1, Inc., SWS2, Inc. and SWS3, Inc. will be accounted for by the equity method of accounting, as they are not investment companies.

ITEM 29. INDEMNIFICATION

       Under Section 145 of the Delaware General Corporation Law, a corporation may indemnify any of its directors and officers against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with a threatened, pending or completed action, suit or proceeding brought against him by reason of the fact that he is or was a director or officer (i) if any such person acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and (ii) in connection with any criminal action or proceeding if such person had no reasonable cause to believe such conduct was unlawful.


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In actions brought by or in the right of the corporation, however, Section 145 provides that no indemnification may be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the corporation unless, and only to the extent that, the Court of Chancery of the State of Delaware or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in review of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Not applicable.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

         SFC maintains at its principal office physical possession of each account, book or other document required to be maintained by Section 31(a) of the 1940 Act.

ITEM 32. MANAGEMENT SERVICES

         Not applicable.

ITEM 33. UNDERTAKINGS

         Not applicable.

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



                                   SIGNATURES

       Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Nashville, and State of Tennessee, on this 27th day of March, 1997.


                                 SIRROM FUNDING CORPORATION


                                 By: /s/ George M. Miller, II
                                     -----------------------------
                                     George M. Miller, II
                                     Chief Executive Officer and President



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


                                    EXHIBITS


Item No.      Description
--------      ------------------------------------------------------------------

  a.          Certificate of Incorporation

  b.          Bylaws

  f.1          - Master Trust Indenture and Security Agreement Supplement
                 dated as of December 31, 1996, by and between SFC as Issuer, the Company as Servicer, First Trust National Association as Trustee and ING Baring (U.S.) Capital Markets, Inc. (incorporated by reference to exhibit f.12 contained in the Sirrom's Registration Statement)

  f.2          - Revolving Note, Series 1996-1 dated December 31, 1996, with a principal amount of $100,000,000 made by SFC in favor of First Trust National Association (incorporated by reference to exhibit f.13 contained in the Sirrom's Registration Statement)

  f.3          - Loan Sale and Contribution Agreement dated as of December 31,
                 1996, by and between the Company as Originator and Servicer and SFC as Buyer (incorporated by reference to exhibit f.14 contained in the Sirrom's Registration Statement)

  f.4          - Custodial Agreement dated as of December 31, 1996, by and among SFC, the Company, First Trust National Association and ING Baring (U.S.) Capital Markets, Inc. (incorporated by reference to exhibit f.15 contained in the Sirrom's Registration Statement)

  f.5          - Backup Servicing Agreement dated as of December 31, 1996, by and among First Trust National Association, the Company and ING Baring (U.S.) Capital Markets, Inc. (incorporated by reference to exhibit f.16 contained in the Sirrom's Registration Statement)

  f.6          - Fee Agreement dated as of December 31, 1996, by and among the
                 Company, SFC, and ING Baring (U.S.) Capital Markets, Inc. (incorporated by reference to exhibit f.17 contained in the Sirrom's Registration Statement)

  f.7          - ISDA Master Agreement dated as of November 26, 1996, by and between the Company and NationsBank, N.A. (incorporated by reference to exhibit f.18 contained in the Sirrom's Registration Statement)


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


Item No.      Description
--------      ------------------------------------------------------------------

  f.8          - Master Trust Indenture and Security Agreement dated as of
                 December 31, 1996, by and among SFC as Issuer, the Company as Servicer and First Trust National Association as Trustee (incorporated by reference to exhibit f.19 contained in the Sirrom's Registration Statement)

  j.1          - Custodial Services Agreement with First American Trust Company dated March 13, 1992 (incorporated by reference to the corresponding exhibit contained in the Sirrom's Registration Statement)

  j.2          - Custodial Services Agreement Supplement with First American
                 Trust Company dated January 16, 1995 (incorporated by reference to the corresponding exhibit contained in the Sirrom's Registration Statement)

  27.r         - Financial Data Schedule (for SEC use)



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